Quarterly Holdings Report
for

Fidelity® Stock Selector Large Cap Value Fund

October 31, 2019

LCV-QTLY-1219
1.809080.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	159,400	$6,135,306
Verizon Communications, Inc.	168,263	10,174,864
		16,310,170
Entertainment - 1.8%
Cinemark Holdings, Inc.	83,000	3,037,800
The Walt Disney Co.	45,485	5,909,411
		8,947,211
Media - 3.0%
Comcast Corp. Class A	178,048	7,980,111
Discovery Communications, Inc. Class A (a)(b)	77,100	2,078,231
Interpublic Group of Companies, Inc.	233,179	5,071,643
		15,129,985

TOTAL COMMUNICATION SERVICES		40,387,366

CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.6%
Aptiv PLC	35,820	3,207,681
Hotels, Restaurants & Leisure - 2.6%
McDonald's Corp.	46,420	9,130,814
Royal Caribbean Cruises Ltd.	34,460	3,750,282
		12,881,096
Household Durables - 0.8%
Lennar Corp. Class A	67,890	4,046,244
Leisure Products - 0.5%
Brunswick Corp.	38,260	2,228,262
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	30,410	3,357,264
Specialty Retail - 0.9%
Burlington Stores, Inc. (a)	14,411	2,769,362
Ulta Beauty, Inc. (a)	7,800	1,818,570
		4,587,932

TOTAL CONSUMER DISCRETIONARY		30,308,479

CONSUMER STAPLES - 8.4%
Beverages - 0.8%
PepsiCo, Inc.	9,200	1,261,964
The Coca-Cola Co.	49,100	2,672,513
		3,934,477
Food & Staples Retailing - 1.2%
Walmart, Inc.	49,645	5,821,373
Food Products - 2.0%
Conagra Brands, Inc.	22,900	619,445
Mondelez International, Inc.	76,900	4,033,405
Post Holdings, Inc. (a)	16,085	1,655,147
The Kraft Heinz Co.	20,600	665,998
TreeHouse Foods, Inc. (a)	29,472	1,592,077
Tyson Foods, Inc. Class A	16,900	1,399,151
		9,965,223
Household Products - 2.9%
Colgate-Palmolive Co.	17,700	1,214,220
Kimberly-Clark Corp.	19,700	2,617,736
Procter & Gamble Co.	87,280	10,867,233
		14,699,189
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	23,600	826,000
Tobacco - 1.3%
Altria Group, Inc.	48,800	2,185,752
Philip Morris International, Inc.	53,100	4,324,464
		6,510,216

TOTAL CONSUMER STAPLES		41,756,478

ENERGY - 8.0%
Energy Equipment & Services - 0.4%
Baker Hughes, A GE Co. Class A	81,300	1,739,820
Oil, Gas & Consumable Fuels - 7.6%
BP PLC sponsored ADR (b)	115,543	4,380,235
Cenovus Energy, Inc. (Canada)	471,100	4,013,167
Cheniere Energy, Inc. (a)	70,900	4,363,895
ConocoPhillips Co.	100,000	5,520,000
Hess Corp.	45,500	2,991,625
Marathon Petroleum Corp.	57,600	3,683,520
Noble Energy, Inc.	119,600	2,303,496
Suncor Energy, Inc.	197,300	5,866,121
Valero Energy Corp.	48,900	4,742,322
		37,864,381

TOTAL ENERGY		39,604,201

FINANCIALS - 23.1%
Banks - 9.3%
Bank of America Corp.	478,700	14,968,949
Citigroup, Inc.	136,700	9,823,262
DNB ASA	78,300	1,422,762
First Horizon National Corp.	88,800	1,418,136
Huntington Bancshares, Inc.	336,400	4,753,332
KeyCorp	220,300	3,958,791
SunTrust Banks, Inc.	56,500	3,861,210
Wells Fargo & Co.	120,000	6,195,600
		46,402,042
Capital Markets - 2.9%
BlackRock, Inc. Class A	7,400	3,416,580
Cboe Global Markets, Inc.	28,400	3,270,260
E*TRADE Financial Corp.	74,000	3,092,460
Morgan Stanley	103,000	4,743,150
		14,522,450
Consumer Finance - 4.2%
Ally Financial, Inc.	71,700	2,196,171
Capital One Financial Corp.	139,400	12,999,050
SLM Corp.	131,500	1,109,860
Synchrony Financial	120,700	4,269,159
		20,574,240
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B (a)	48,357	10,279,731
Insurance - 4.6%
American International Group, Inc.	92,370	4,891,915
Hartford Financial Services Group, Inc.	70,000	3,995,600
Marsh & McLennan Companies, Inc.	14,600	1,512,852
MetLife, Inc.	82,000	3,836,780
The Travelers Companies, Inc.	36,900	4,836,114
Willis Group Holdings PLC	21,000	3,924,900
		22,998,161

TOTAL FINANCIALS		114,776,624

HEALTH CARE - 12.1%
Biotechnology - 1.0%
Amgen, Inc.	3,200	682,400
Biogen, Inc. (a)	3,300	985,743
Regeneron Pharmaceuticals, Inc. (a)	3,100	949,468
Vertex Pharmaceuticals, Inc. (a)	11,800	2,306,664
		4,924,275
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	32,400	2,708,964
Baxter International, Inc.	10,800	828,360
Becton, Dickinson & Co.	14,200	3,635,200
Boston Scientific Corp. (a)	65,600	2,735,520
Danaher Corp.	34,700	4,782,354
Medtronic PLC	44,420	4,837,338
		19,527,736
Health Care Providers & Services - 2.4%
Anthem, Inc.	10,900	2,932,972
Cardinal Health, Inc.	7,400	365,930
Cigna Corp.	13,632	2,432,767
CVS Health Corp.	42,634	2,830,471
HCA Holdings, Inc.	9,700	1,295,338
Humana, Inc.	7,600	2,235,920
		12,093,398
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	5,200	1,570,296
Pharmaceuticals - 4.5%
Allergan PLC	12,200	2,148,542
Bristol-Myers Squibb Co.	51,800	2,971,766
Johnson & Johnson	78,185	10,323,547
Pfizer, Inc.	175,471	6,732,822
		22,176,677

TOTAL HEALTH CARE		60,292,382

INDUSTRIALS - 9.0%
Aerospace & Defense - 1.0%
General Dynamics Corp.	7,144	1,263,059
United Technologies Corp.	27,596	3,962,234
		5,225,293
Air Freight & Logistics - 0.5%
FedEx Corp.	15,500	2,366,230
Airlines - 0.7%
American Airlines Group, Inc.	108,318	3,256,039
Construction & Engineering - 1.0%
AECOM (a)	120,630	4,826,406
Electrical Equipment - 0.4%
Sensata Technologies, Inc. PLC (a)	43,886	2,246,524
Industrial Conglomerates - 1.9%
General Electric Co.	931,352	9,294,893
Machinery - 0.1%
Caterpillar, Inc.	3,600	496,080
Marine - 0.5%
A.P. Moller - Maersk A/S Series B	2,003	2,555,032
Professional Services - 0.9%
Nielsen Holdings PLC	229,778	4,632,324
Road & Rail - 1.2%
Norfolk Southern Corp.	33,358	6,071,156
Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	102,299	4,044,902

TOTAL INDUSTRIALS		45,014,879

INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.2%
CommScope Holding Co., Inc. (a)	93,400	1,046,080
Electronic Equipment & Components - 0.4%
SYNNEX Corp.	18,000	2,119,320
IT Services - 2.5%
Amdocs Ltd.	50,650	3,302,380
Cognizant Technology Solutions Corp. Class A	34,100	2,078,054
DXC Technology Co.	35,000	968,450
IBM Corp.	30,800	4,118,884
Sabre Corp.	76,400	1,793,872
		12,261,640
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	106,000	5,992,180
Software - 1.6%
Citrix Systems, Inc.	14,800	1,611,128
SS&C Technologies Holdings, Inc.	68,700	3,573,087
Symantec Corp.	113,200	2,590,016
		7,774,231

TOTAL INFORMATION TECHNOLOGY		29,193,451

MATERIALS - 4.1%
Chemicals - 3.3%
DowDuPont, Inc.	80,847	5,328,626
Nutrien Ltd.	39,400	1,884,894
Olin Corp.	162,700	2,983,918
The Chemours Co. LLC	67,200	1,102,752
The Mosaic Co.	88,140	1,752,223
Westlake Chemical Corp.	51,235	3,237,540
		16,289,953
Containers & Packaging - 0.8%
Crown Holdings, Inc. (a)	53,400	3,889,656

TOTAL MATERIALS		20,179,609

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Alexandria Real Estate Equities, Inc.	16,800	2,667,000
American Homes 4 Rent Class A	60,900	1,612,023
American Tower Corp.	15,900	3,467,472
Corporate Office Properties Trust (SBI)	59,800	1,772,472
Prologis, Inc.	58,100	5,098,856
Store Capital Corp.	34,318	1,389,879
VICI Properties, Inc.	70,500	1,660,275
Welltower, Inc.	46,300	4,198,947
Weyerhaeuser Co.	72,100	2,106,041
		23,972,965
Real Estate Management & Development - 0.3%
Cushman & Wakefield PLC (a)	80,100	1,493,865

TOTAL REAL ESTATE		25,466,830

UTILITIES - 6.6%
Electric Utilities - 4.0%
Edison International	64,300	4,044,470
Entergy Corp.	34,100	4,142,468
Exelon Corp.	90,100	4,098,649
FirstEnergy Corp.	81,400	3,933,248
NextEra Energy, Inc.	16,310	3,887,325
		20,106,160
Independent Power and Renewable Electricity Producers - 0.8%
Vistra Energy Corp.	147,100	3,976,113
Multi-Utilities - 1.8%
Dominion Energy, Inc.	54,900	4,531,995
Sempra Energy	31,050	4,487,036
		9,019,031

TOTAL UTILITIES		33,101,304

TOTAL COMMON STOCKS
(Cost $463,660,344)		480,081,603
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.94% to 1.96% 11/7/19 to 11/29/19 (c)
(Cost $649,258)	650,000	649,428
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund 1.83% (d)	9,114,770	$9,116,593
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)	2,013,152	2,013,354
TOTAL MONEY MARKET FUNDS
(Cost $11,129,717)		11,129,947
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $475,439,319)		491,860,978
NET OTHER ASSETS (LIABILITIES) - 1.2%		5,743,975
NET ASSETS - 100%		$497,604,953

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	65	Dec. 2019	$4,149,925	$557	$557

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $64,925.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$549,256
Fidelity Securities Lending Cash Central Fund	2,036
Total	$551,292

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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